Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Feb. 24, 2013
Goodwill
Beginning balance	$ 240,970	$ 241,472	$ 240,499
Foreign currency fluctuation	(999)	(502)
Ending balance	239,971	240,970	240,499
Americas
Goodwill
Beginning balance	207,418	207,427
Foreign currency fluctuation	5	(9)
Ending balance	207,423	207,418
Europe
Goodwill
Beginning balance	31,523	31,603
Foreign currency fluctuation	(896)	(80)
Ending balance	30,627	31,523
Asia Pacific
Goodwill
Beginning balance	2,029	2,442
Foreign currency fluctuation	(108)	(413)
Ending balance	$ 1,921	$ 2,029